Non-Controlling Interest (Details) - Schedule of Class D Incentive Units - Class D Incentive Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-Controlling Interest (Details) - Schedule of Class D Incentive Units [Line Items]
Nonvested Beginning, Shares
Weighted- Average Grant Date Fair Value, Nonvested Beginning
Granted, Shares	250,000
Granted, Weighted- Average Grant Date Fair Value	$ 13.28
Vested, Shares
Vested, Weighted- Average Grant Date Fair Value
Cancelled, Shares
Cancelled, Weighted- Average Grant Date Fair Value
Nonvested Ending, Shares	250,000
Weighted- Average Grant Date Fair Value, Nonvested Ending	$ 13.28